Exchangeable Senior Notes (Details) - Notes - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	May 02, 2018
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 819,637	$ 1,000,000
Effective interest rate	4.83%
Contractual interest expense	$ 1,075
Amortization of debt discount	5,443
Principal amount
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	1,000,000
Unamortized debt discount
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	(172,464)
Unamortized issuance costs
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ (7,899)